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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number      811-08669
                                    -------------------------------------------

                        Atalanta/Sosnoff Investment Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


      101 Park Avenue           New York, New York          10178
-------------------------------------------------------------------------------
          (Address of principal executive offices)        (Zip code)


                                 Kevin S. Kelly


 Atalanta Sosnoff Capital, LLC     101 Park Avenue     New York, New York 10178
-------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (212) 867-5000
                                                    ---------------------------

Date of fiscal year end:         May 31, 2005
                           --------------------------

Date of reporting period:       August 31, 2004
                           --------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1.  SCHEDULE OF INVESTMENTS.

ATALANTA/SOSNOFF FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCKS - 77.0%                                Shares           Value
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 3.7%
Fox Entertainment Group, Inc. - Class A *            16,700         $  453,238
Lowe's Cos., Inc.                                    15,400            765,380
                                                                    ----------
                                                                     1,218,618
                                                                    ----------
CONSUMER STAPLES - 3.6%
Avon Products, Inc.                                  27,000          1,192,860
                                                                    ----------

ENERGY - 10.8%
ChevronTexaco Corp.                                   5,300            516,750
ConocoPhillips                                       10,900            811,287
Exxon Mobil Corp.                                    38,100          1,756,410
Schlumberger Ltd.                                     8,100            500,580
                                                                    ----------
                                                                     3,585,027
                                                                    ----------
FINANCIALS - 15.4%
American Express Co.                                 19,700            985,394
American International Group, Inc.                   18,300          1,303,692
Berkshire Hathaway, Inc. - Class B *                    287            830,578
Citigroup, Inc.                                      31,880          1,484,970
Morgan Stanley                                       10,500            532,665
                                                                    ----------
                                                                     5,137,299
                                                                    ----------
HEALTHCARE - 18.3%
Abbott Laboratories                                   9,200            383,548
Aetna, Inc.                                           8,600            796,790
Boston Scientific Corp.*                             20,400            728,892
Caremark Rx, Inc.*                                   34,000            975,800
Gilead Sciences, Inc.*                               12,300            850,299
Hospira, Inc.*                                          920             25,484
Johnson & Johnson                                    13,800            801,780
UnitedHealth Group, Inc.                             11,900            786,947
Wyeth                                                21,000            767,970
                                                                    ----------
                                                                     6,117,510
                                                                    ----------
INDUSTRIALS - 8.5%
General Electric Co.                                 55,300          1,813,287
United Technologies Corp.                            11,000          1,033,010
                                                                    ----------
                                                                     2,846,297
                                                                    ----------

ATALANTA/SOSNOFF FUND
PORTFOLIO OF INVESTMENTS (Continued)
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCKS - 77.0% (Continued)                    Shares           Value
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 15.7%
Cisco Systems, Inc. *                                36,400         $  682,864
Crown Castle International Corp.*                    25,500            364,905
Hewlett-Packard Co.                                  33,600            601,104
Intel Corp.                                          26,400            562,056
International Business Machines Corp.                11,900          1,007,811
Microsoft Corp.                                      48,300          1,318,590
Yahoo!, Inc.*                                        24,100            687,091
                                                                    ----------
                                                                     5,224,421
                                                                    ----------
TELECOMMUNICATIONS SERVICES - 1.0%
American Tower Corp. - Class A*                      23,500            349,915
                                                                    ----------

TOTAL COMMON STOCKS (Cost $23,361,683)                            $ 25,671,947
                                                                  ------------

--------------------------------------------------------------------------------

CASH EQUIVALENTS  - 22.8%                          Shares             Value
--------------------------------------------------------------------------------
First American Treasury Obligation Fund - Class S
   (Cost $7,625,602)                              7,625,602        $ 7,625,602
                                                                    ----------

TOTAL INVESTMENT SECURITIES - 99.8%
   (Cost $30,987,285)                                             $ 33,297,549

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                            54,527
                                                                    ----------

NET ASSETS - 100.0%                                               $ 33,352,076
                                                                  ============


* Non-income producing security

See accompanying notes to portfolio of investments.

ATALANTA/SOSNOFF FUND
NOTES TO PORTFOLIO OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)


1.   SECURITIES VALUATION

The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued at the last reported sale price or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.



2.   SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.



3.   FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of August 31, 2004:



     Cost of portfolio investments              $      30,987,285
                                              ====================

     Gross unrealized appreciation              $       2,765,583
     Gross unrealized depreciation                       (455,319)
                                              --------------------

     Net unrealized appreciation                $       2,310,264
                                              ====================

4.   SUBSEQUENT EVENT

On September 13, 2004, the Board of Trustees of the Trust unanimously voted to terminate the public offering of shares of the Fund. Effective September 30, 2004, all shares of the Fund had been liquidated and the Fund ceased operations.

ITEM 2. CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.


(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.


File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto





                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)       Atalanta/Sosnoff Investment Trust
               --------------------------------------------------------------


By (Signature and Title)*     /s/ Kevin S. Kelly
                          ---------------------------------------------------
                            Kevin S. Kelly, President


Date      October 29, 2004
        ----------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*     /s/ Kevin S. Kelly
                          ---------------------------------------------------
                            Kevin S. Kelly, President


Date      October 29, 2004
        ----------------------------




By (Signature and Title)*     /s/ Mark J. Seger
                          ---------------------------------------------------
                            Mark J. Seger, Treasurer


Date      October 29, 2004
        ----------------------------





* Print the name and title of each signing officer under his or her signature.